Fair Value Measurements (Schedule of Financial Assets and Liabilities not Carried at Fair Value) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 271,615	$ 308,016
Total loans, net of allowance for loan losses	949,549	895,947
FINANCIAL LIABILITIES
Deposits	1,268,680	1,198,190
Securitization liabilities at amortized cost	12,365	12,710
Subordinated notes and debentures	11,473	9,620
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	271,615	308,016
Total loans, net of allowance for loan losses	949,549	895,947
Total financial assets not carried at fair value	1,221,164	1,203,963
FINANCIAL LIABILITIES
Deposits	1,268,680	1,198,190
Securitization liabilities at amortized cost	12,365	12,710
Subordinated notes and debentures	11,473	9,620
Total financial liabilities not carried at fair value	1,292,518	1,220,520
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	266,176	295,210
Total loans, net of allowance for loan losses	949,227	877,763
Total financial assets not carried at fair value	1,215,403	1,172,973
FINANCIAL LIABILITIES
Deposits	1,266,562	1,188,585
Securitization liabilities at amortized cost	12,123	12,035
Subordinated notes and debentures	11,628	9,389
Total financial liabilities not carried at fair value	1,290,313	1,210,009
Government and government-related securities [member] | Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	206,815	232,093
Government and government-related securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	202,667	222,699
Other debt securities [member] | Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	64,800	75,923
Other debt securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 63,509	$ 72,511